LOANS - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	$ 1,945,075	$ 2,378,125
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,550,642	2,239,068
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	1,740,914	1,303,349
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	847,991	935,938
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	631,630	687,912
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	1,114,203	1,075,362
Financing Receivable, before Allowance for Credit Loss	7,830,455	8,619,754
Financing Receivable, Revolving	1,457,844	1,281,216
Loans and Leases Receivable, Net of Deferred Income	9,288,299	9,900,970
Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	713,807	1,172,540
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	447,365	472,861
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	348,343	322,361
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	181,554	241,535
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	138,731	134,478
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	161,218	145,589
Financing Receivable, before Allowance for Credit Loss	1,991,018	2,489,364
Financing Receivable, Revolving	729,010	518,145
Loans and Leases Receivable, Net of Deferred Income	2,720,028	3,007,509
Commercial & industrial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	711,198	1,141,163
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	442,064	460,210
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	339,507	296,221
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	164,273	208,077
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	119,580	122,686
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	154,835	138,307
Financing Receivable, before Allowance for Credit Loss	1,931,457	2,366,664
Financing Receivable, Revolving	700,246	502,286
Loans and Leases Receivable, Net of Deferred Income	2,631,703	2,868,950
Commercial & industrial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	389	24,668
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	4,867	10,281
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	5,993	18,118
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	16,057	6,893
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	6,511	6,668
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	4,918	6,090
Financing Receivable, before Allowance for Credit Loss	38,735	72,718
Financing Receivable, Revolving	21,505	10,470
Loans and Leases Receivable, Net of Deferred Income	60,240	83,188
Commercial & industrial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	2,220	6,709
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	434	2,370
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	2,843	8,022
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	1,224	26,565
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	12,640	5,124
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	1,465	1,192
Financing Receivable, before Allowance for Credit Loss	20,826	49,982
Financing Receivable, Revolving	7,259	5,389
Loans and Leases Receivable, Net of Deferred Income	28,085	55,371
Commercial & industrial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	31,697	23,211
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	31,752	22,397
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	19,095	12,942
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	15,494	7,147
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	6,821	4,922
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	4,765	2,368
Financing Receivable, before Allowance for Credit Loss	109,624	72,987
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	109,624	72,987
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	31,697	22,916
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	21,536	22,397
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	19,095	12,942
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	15,494	6,967
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	6,821	4,802
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	4,765	2,368
Financing Receivable, before Allowance for Credit Loss	99,408	72,392
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	99,408	72,392
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	290
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	10,216	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	10,216	290
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	10,216	290
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	5
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	180
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	120
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	305
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	305
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	95,991	96,410
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	206,952	260,145
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	96,726	200,828
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	24,890	33,169
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	317	25,447
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	12,719	426
Financing Receivable, before Allowance for Credit Loss	437,595	616,425
Financing Receivable, Revolving	18,299	19,671
Loans and Leases Receivable, Net of Deferred Income	455,894	636,096
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	95,991	96,410
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	200,421	259,524
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	96,726	182,625
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	15,886	23,185
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	317	24,786
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	12,719	426
Financing Receivable, before Allowance for Credit Loss	422,060	586,956
Financing Receivable, Revolving	18,299	19,671
Loans and Leases Receivable, Net of Deferred Income	440,359	606,627
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	6,531	621
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	18,203
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	9,004	9,984
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	661
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	15,535	29,469
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	15,535	29,469
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	538,799	522,148
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	386,702	1,031,404
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	984,363	465,108
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	392,580	430,029
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	316,631	319,063
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	469,101	419,831
Financing Receivable, before Allowance for Credit Loss	3,088,176	3,187,583
Financing Receivable, Revolving	66,579	56,957
Loans and Leases Receivable, Net of Deferred Income	3,154,755	3,244,540
Commercial real estate-investor | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	537,183	515,950
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	379,217	1,011,898
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	944,915	427,077
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	367,946	378,536
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	294,147	286,587
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	434,641	361,403
Financing Receivable, before Allowance for Credit Loss	2,958,049	2,981,451
Financing Receivable, Revolving	66,579	56,398
Loans and Leases Receivable, Net of Deferred Income	3,024,628	3,037,849
Commercial real estate-investor | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	7,479	17,463
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	18,136	15,534
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	18,006	44,426
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	15,566	32,408
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	34,153	43,704
Financing Receivable, before Allowance for Credit Loss	93,340	153,535
Financing Receivable, Revolving	0	559
Loans and Leases Receivable, Net of Deferred Income	93,340	154,094
Commercial real estate-investor | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	1,616	6,198
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	6	2,043
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	21,312	22,497
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	6,628	7,067
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	6,918	68
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	307	14,724
Financing Receivable, before Allowance for Credit Loss	36,787	52,597
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	36,787	52,597
Commercial real estate-investor | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	205,423	190,652
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	187,574	174,364
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	129,953	157,181
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	151,727	139,001
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	122,600	132,078
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	266,979	233,224
Financing Receivable, before Allowance for Credit Loss	1,064,256	1,026,500
Financing Receivable, Revolving	7,603	36,818
Loans and Leases Receivable, Net of Deferred Income	1,071,859	1,063,318
Commercial real estate-owner | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	204,291	185,692
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	184,564	162,480
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	121,150	147,236
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	135,463	125,275
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	119,489	128,755
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	259,504	211,519
Financing Receivable, before Allowance for Credit Loss	1,024,461	960,957
Financing Receivable, Revolving	7,565	36,721
Loans and Leases Receivable, Net of Deferred Income	1,032,026	997,678
Commercial real estate-owner | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	970	4,292
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,283	11,380
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	2,262	2,891
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	3,751	8,230
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,381	3,017
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	5,512	19,384
Financing Receivable, before Allowance for Credit Loss	16,159	49,194
Financing Receivable, Revolving	0	59
Loans and Leases Receivable, Net of Deferred Income	16,159	49,253
Commercial real estate-owner | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	162	668
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	727	504
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	6,541	7,054
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	12,513	5,496
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,730	306
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	1,963	2,321
Financing Receivable, before Allowance for Credit Loss	23,636	16,349
Financing Receivable, Revolving	38	38
Loans and Leases Receivable, Net of Deferred Income	23,674	16,387
Commercial real estate-owner | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	42,370	60,967
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	45,799	20,200
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	14,757	17,445
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	11,288	11,347
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	7,659	9,772
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	30,822	41,709
Financing Receivable, before Allowance for Credit Loss	152,695	161,440
Financing Receivable, Revolving	555,704	581,659
Loans and Leases Receivable, Net of Deferred Income	708,399	743,099
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	42,298	60,967
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	45,638	20,200
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	14,713	17,445
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	11,221	11,308
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	7,603	9,744
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	30,588	41,571
Financing Receivable, before Allowance for Credit Loss	152,061	161,235
Financing Receivable, Revolving	553,245	577,609
Loans and Leases Receivable, Net of Deferred Income	705,306	738,844
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	72	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	161	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	44	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	67	39
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	56	28
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	234	138
Financing Receivable, before Allowance for Credit Loss	634	205
Financing Receivable, Revolving	2,459	4,050
Loans and Leases Receivable, Net of Deferred Income	3,093	4,255
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	58,215	21,599
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	12,829	15,667
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	8,245	11,064
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	5,550	8,847
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	3,926	1,971
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	2,257	3,221
Financing Receivable, before Allowance for Credit Loss	91,022	62,369
Financing Receivable, Revolving	28,432	19,481
Loans and Leases Receivable, Net of Deferred Income	119,454	81,850
Installment | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	58,209	21,584
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	12,768	15,614
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	8,213	11,041
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	5,541	8,812
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	3,925	1,954
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	2,201	3,185
Financing Receivable, before Allowance for Credit Loss	90,857	62,190
Financing Receivable, Revolving	28,353	19,479
Loans and Leases Receivable, Net of Deferred Income	119,210	81,669
Installment | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	6	15
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	61	53
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	32	23
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	9	35
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1	17
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	56	36
Financing Receivable, before Allowance for Credit Loss	165	179
Financing Receivable, Revolving	79	2
Loans and Leases Receivable, Net of Deferred Income	244	181
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	52,217	48,485
Loans and Leases Receivable, Net of Deferred Income	52,217	48,485
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	51,772	47,845
Loans and Leases Receivable, Net of Deferred Income	51,772	47,845
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	445	640
Loans and Leases Receivable, Net of Deferred Income	445	640
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	258,773	290,598
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	231,669	242,030
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	139,432	116,420
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	64,908	64,863
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	34,945	60,181
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	166,342	228,994
Financing Receivable, before Allowance for Credit Loss	896,069	1,003,086
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	896,069	1,003,086
Residential real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	258,537	290,277
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	230,699	241,601
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	138,239	115,747
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	64,310	64,220
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	34,606	60,094
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	162,924	224,281
Financing Receivable, before Allowance for Credit Loss	889,315	996,220
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	889,315	996,220
Residential real estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	236	321
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	970	429
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	1,193	673
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	598	643
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	339	87
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	3,418	4,713
Financing Receivable, before Allowance for Credit Loss	6,754	6,866
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	$ 6,754	$ 6,866